Share-based Payment - Summary of Number and Weighted-average Exercise Prices of Share Options (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option programs, Beginning balance	11,817,101
Stock option programs, Granted	957,866
Stock option programs, Vested	(963,430)
Stock option programs, Cancelled	(4,309,671)
Stock option programs, Ending balance	7,501,866
Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option programs, Beginning balance	5,695,601
Stock option programs, Granted	957,866
Stock option programs, Vested	(945,169)
Stock option programs, Transferred	2,584,459
Stock option programs, Cancelled	(790,891)
Stock option programs, Ending balance	7,501,866
Stock option programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option programs, Beginning balance	6,121,500
Stock option programs, Vested	(18,261)
Stock option programs, Transferred	(2,584,459)
Stock option programs, Cancelled	(3,518,780)